Equity Transactions (Details Narrative) 9M	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 shares	Sep. 30, 2013	Mar. 31, 2013	May 23, 2016 shares	Sep. 06, 2013 $ / shares shares	Sep. 05, 2013 $ / shares shares	Jul. 18, 2013 shares
Common Stock, Shares Authorized		4,000,000,000	4,000,000,000		4,000,000,000	4,000,000,000				4,000,000,000	375,030,000	900,000
Common Stock, Par Value | $ / shares		$ 0.001	$ 0.001		$ 0.001	$ .001					$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		10,000,000	10,000,000		10,000,000	10,000,000
Preferred Stock, Par Value | $ / shares		$ .001	$ 0.001		$ .001	$ .001
Series A Preferred Stock, Designated													6,000,000
Common Stock, Issued		216,364,262	1,307,401,310		216,364,262	15,410,840
Preferred Stock, Issued		6,000,000	6,000,000		6,000,000	6,000,000
Common Stock, shares issued						14,690
Stock split ratio			0.01		4.167			4.167	4.1671
Options granted, number of shares		3,900,003			3,900,003	197,500	475,033
Shares issued for services							1,182,141
Shares issued for services, value | $					$ 49,155	$ 796,050
Debt Instrument, Converted Amount | $			$ 109,144	$ 454,077	602,374	499,686
Stock-based compensation | $				$ 198,128	$ 240,999	$ 866,128
Debt Conversion #26
Date of Issuance			Apr. 01, 2015		Apr. 01, 2015
Common Stock, shares issued			411,111		411,111
Common Stock, price per share | $ / shares			$ 0.04050		$ 0.04050
Debt Instrument, Converted Amount | $			$ 16,650		$ 16,650
Debt Conversion #27
Date of Issuance			Apr. 06, 2015		Apr. 06, 2015
Common Stock, shares issued			209,644		209,644
Common Stock, price per share | $ / shares			$ 0.04770		$ 0.04770
Debt Instrument, Converted Amount | $			$ 10,000		$ 10,000
Debt Conversion #28
Date of Issuance			Apr. 08, 2015		Apr. 08, 2015
Common Stock, shares issued			453,561		453,561
Common Stock, price per share | $ / shares			$ 0.03375		$ 0.03375
Debt Instrument, Converted Amount | $			$ 15,309		$ 15,309
Debt Conversion #29
Date of Issuance			Apr. 09, 2015		Apr. 09, 2015
Common Stock, shares issued			325,455		325,455
Common Stock, price per share | $ / shares			$ 0.04400		$ 0.04400
Debt Instrument, Converted Amount | $			$ 14,320		$ 14,320
Debt Conversion #30
Date of Issuance			Apr. 14, 2015		Apr. 14, 2015
Common Stock, shares issued			236,967		236,967
Common Stock, price per share | $ / shares			$ 0.04220		$ 0.04220
Debt Instrument, Converted Amount | $			$ 10,000		$ 10,000
Debt Conversion #31
Date of Issuance			Apr. 16, 2015		Apr. 16, 2015
Common Stock, shares issued			53,000		53,000
Common Stock, price per share | $ / shares			$ 0.03619		$ 0.03619
Debt Instrument, Converted Amount | $			$ 1,918		$ 1,918
Debt Conversion #32
Date of Issuance			Apr. 21, 2015		Apr. 21, 2015
Common Stock, shares issued			259,740		259,740
Common Stock, price per share | $ / shares			$ 0.03850		$ 0.03850
Debt Instrument, Converted Amount | $			$ 10,000		$ 10,000
Debt Conversion #33
Date of Issuance			Apr. 29, 2015		Apr. 29, 2015
Common Stock, shares issued			389,610		389,610
Common Stock, price per share | $ / shares			$ 0.03850		$ 0.03850
Debt Instrument, Converted Amount | $			$ 15,000		$ 15,000
Debt Conversion #34
Date of Issuance			May 04, 2015		May 04, 2015
Common Stock, shares issued			131,464		131,464
Common Stock, price per share | $ / shares			$ 0.03866		$ 0.03866
Debt Instrument, Converted Amount | $			$ 5,083		$ 5,083
Debt Conversion #35
Date of Issuance			May 12, 2015		May 12, 2015
Common Stock, shares issued			903,380		903,380
Common Stock, price per share | $ / shares			$ 0.03150		$ 0.03150
Debt Instrument, Converted Amount | $			$ 28,456		$ 28,456
Debt Conversion #36
Date of Issuance			May 20, 2015		May 20, 2015
Common Stock, shares issued			947,645		947,645
Common Stock, price per share | $ / shares			$ 0.02131		$ 0.02131
Debt Instrument, Converted Amount | $			$ 20,199		$ 20,199
Debt Conversion #37
Date of Issuance			May 20, 2015		May 20, 2015
Common Stock, shares issued			783,636		783,636
Common Stock, price per share | $ / shares			$ 0.02200		$ 0.02200
Debt Instrument, Converted Amount | $			$ 17,240		$ 17,240
Debt Conversion #38
Date of Issuance			May 27, 2015		May 27, 2015
Common Stock, shares issued			701,801		701,801
Common Stock, price per share | $ / shares			$ 0.01933		$ 0.01933
Debt Instrument, Converted Amount | $			$ 13,568		$ 13,568
Debt Conversion #39
Date of Issuance			May 29, 2015		May 29, 2015
Common Stock, shares issued			882,353		882,353
Common Stock, price per share | $ / shares			$ 0.01700		$ 0.01700
Debt Instrument, Converted Amount | $			$ 15,000		$ 15,000
Debt Conversion #40
Date of Issuance			Jun. 11, 2015		Jun. 11, 2015
Common Stock, shares issued			942,609		942,609
Common Stock, price per share | $ / shares			$ 0.01050		$ 0.01050
Debt Instrument, Converted Amount | $			$ 9,897		$ 9,897
Debt Conversion #41
Date of Issuance			Jun. 16, 2015		Jun. 16, 2015
Common Stock, shares issued			1,175,000		1,175,000
Common Stock, price per share | $ / shares			$ 0.01200		$ 0.01200
Debt Instrument, Converted Amount | $			$ 14,100		$ 14,100
Debt Conversion #42
Date of Issuance			Jun. 16, 2015		Jun. 16, 2015
Common Stock, shares issued			1,130,417		1,130,417
Common Stock, price per share | $ / shares			$ 0.01200		$ 0.01200
Debt Instrument, Converted Amount | $			$ 13,565		$ 13,565
Debt Conversion #43
Date of Issuance			Apr. 08, 2015		Apr. 08, 2015
Common Stock, shares issued			454,545		454,545
Common Stock, price per share | $ / shares			$ 0.04400		$ 0.04400
Debt Instrument, Converted Amount | $			$ 20,001		$ 20,001
Debt Conversion #44
Date of Issuance			Jun. 22, 2015		Jun. 22, 2015
Common Stock, shares issued			1,235,833		1,235,833
Common Stock, price per share | $ / shares			$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $			$ 7,415		$ 7,415
Debt Conversion #45
Date of Issuance			Jun. 22, 2015		Jun. 22, 2015
Common Stock, shares issued			2,479,924		2,479,924
Common Stock, price per share | $ / shares			$ 0.00580		$ 0.00580
Debt Instrument, Converted Amount | $			$ 14,384		$ 14,384
Debt Conversion #46
Date of Issuance			Jun. 23, 2015		Jun. 23, 2015
Common Stock, shares issued			1,292,000		1,292,000
Common Stock, price per share | $ / shares			$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $			$ 7,752		$ 7,752
Debt Conversion #47
Date of Issuance			Sep. 16, 2015		Sep. 16, 2015
Common Stock, shares issued			1,772,033		1,772,033
Common Stock, price per share | $ / shares			$ 0.00450		$ 0.00450
Debt Instrument, Converted Amount | $			$ 7,974		$ 7,974
Debt Conversion #48
Date of Issuance			Sep. 28, 2015		Sep. 28, 2015
Common Stock, shares issued			1,666,667		1,666,667
Common Stock, price per share | $ / shares			$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $			$ 10,000		$ 10,000
Debt Conversion #49
Date of Issuance			Sep. 29, 2015		Sep. 29, 2015
Common Stock, shares issued			1,770,000		1,770,000
Common Stock, price per share | $ / shares			$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $			$ 10,620		$ 10,620
Debt Conversion #50
Date of Issuance			Oct. 07, 2015		Oct. 07, 2015
Common Stock, shares issued			375,000		375,000
Common Stock, price per share | $ / shares			$ 0.0060		$ 0.0060
Debt Instrument, Converted Amount | $			$ 2,250		$ 2,250
Debt Conversion #51
Date of Issuance			Oct. 07, 2015		Oct. 07, 2015
Common Stock, shares issued			1,400,000		1,400,000
Common Stock, price per share | $ / shares			$ 0.0060		$ 0.0060
Debt Instrument, Converted Amount | $			$ 8,400		$ 8,400
Debt Conversion #52
Date of Issuance			Oct. 19, 2015		Oct. 19, 2015
Common Stock, shares issued			1,620,000		1,620,000
Common Stock, price per share | $ / shares			$ 0.0060		$ 0.0060
Debt Instrument, Converted Amount | $			$ 9,720		$ 9,720
Debt Conversion #53
Date of Issuance			Nov. 02, 2015		Nov. 02, 2015
Common Stock, shares issued			1,966,124		1,966,124
Common Stock, price per share | $ / shares			$ 0.00225		$ 0.00225
Debt Instrument, Converted Amount | $			$ 4,424		$ 4,424
Debt Conversion #54
Date of Issuance			Nov. 23, 2015		Nov. 23, 2015
Common Stock, shares issued			1,666,667		1,666,667
Common Stock, price per share | $ / shares			$ 0.0060		$ 0.0060
Debt Instrument, Converted Amount | $			$ 10,000		$ 10,000
Debt Conversion #55
Date of Issuance			Nov. 30, 2015		Nov. 30, 2015
Common Stock, shares issued			2,591,323		2,591,323
Common Stock, price per share | $ / shares			$ 0.00650		$ 0.00650
Debt Instrument, Converted Amount | $			$ 16,844		$ 16,844
Debt Conversion #56
Date of Issuance			Dec. 09, 2015		Dec. 09, 2015
Common Stock, shares issued			775,991		775,991
Common Stock, price per share | $ / shares			$ 0.00225		$ 0.00225
Debt Instrument, Converted Amount | $			$ 1,746		$ 1,746
Debt Conversion #57
Date of Issuance			Dec. 17, 2015		Dec. 17, 2015
Common Stock, shares issued			919,319		919,319
Common Stock, price per share | $ / shares			$ 0.00580		$ 0.00580
Debt Instrument, Converted Amount | $			$ 5,332		$ 5,332
Debt Conversion #58
Date of Issuance			Dec. 28, 2015		Dec. 28, 2015
Common Stock, shares issued			596,200		596,200
Common Stock, price per share | $ / shares			$ 0.00225		$ 0.00225
Debt Instrument, Converted Amount | $			$ 1,341		$ 1,341
Debt Conversion #59
Date of Issuance			Dec. 28, 2015		Dec. 28, 2015
Common Stock, shares issued			2,950,000		2,950,000
Common Stock, price per share | $ / shares			$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $			$ 17,700		$ 17,700
Debt Conversion #60
Date of Issuance			Dec. 28, 2015		Dec. 28, 2015
Common Stock, shares issued			2,384,167		2,384,167
Common Stock, price per share | $ / shares			$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $			$ 14,305		$ 14,305
Debt Conversion #61
Date of Issuance			Dec. 28, 2015		Dec. 28, 2015
Common Stock, shares issued			2,579,916		2,579,916
Common Stock, price per share | $ / shares			$ 0.00580		$ 0.00580
Debt Instrument, Converted Amount | $			$ 14,963		$ 14,963
Debt Conversion #62
Date of Issuance			Dec. 29, 2015		Dec. 29, 2015
Common Stock, shares issued			1,399,167		1,399,167
Common Stock, price per share | $ / shares			$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $			$ 8,395		$ 8,395
Debt Conversion #63
Date of Issuance			Dec. 29, 2015		Dec. 29, 2015
Common Stock, shares issued			1,278,333		1,278,333
Common Stock, price per share | $ / shares			$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $			$ 7,670		$ 7,670
Debt Conversion #64
Date of Issuance			Dec. 30, 2015		Dec. 30, 2015
Common Stock, shares issued			2,956,248		2,956,248
Common Stock, price per share | $ / shares			$ 0.00225		$ 0.00225
Debt Instrument, Converted Amount | $			$ 6,651		$ 6,651
2013 Stock Option Plan Amendment
Date of Agreement			Jan. 12, 2015		Jan. 12, 2015
Options granted, number of shares			672,533		672,533
Exercise price | $ / shares			$ 0.17		$ 0.17
Stock-based compensation | $			$ 50,448		$ 50,448
2013 Stock Option Plan Amdt #2
Date of Agreement			Apr. 06, 2015		Apr. 06, 2015
Options granted, number of shares			2,712,535		2,712,535
Exercise price | $ / shares			$ 0.08		$ 0.08
Stock-based compensation | $			$ 9,316		$ 9,316
2013 Stock Option Plan Amdt #3
Date of Agreement			Aug. 04, 2015		Aug. 04, 2015
Options granted, number of shares			3,712,535		3,712,535
Exercise price | $ / shares			$ 0.02		$ 0.02
Stock-based compensation | $			$ 47,463		$ 47,463
Debt Conversion #65
Date of Issuance			Jan. 04, 2016		Jan. 04, 2016
Common Stock, shares issued			3,223,213		3,223,213
Common Stock, price per share | $ / shares			$ 0.006		$ 0.006
Debt Instrument, Converted Amount | $			$ 19,339		$ 19,339
Debt Conversion #66
Date of Issuance			Jan. 05, 2016		Jan. 05, 2016
Common Stock, shares issued			3,603,227		3,603,227
Common Stock, price per share | $ / shares			$ 0.00225		$ 0.00225
Debt Instrument, Converted Amount | $			$ 8,107		$ 8,107
Debt Conversion #67
Date of Issuance			Jan. 06, 2016		Jan. 06, 2016
Common Stock, shares issued			2,678,333		2,678,333
Common Stock, price per share | $ / shares			$ 0.006		$ 0.006
Debt Instrument, Converted Amount | $			$ 16,070		$ 16,070
Debt Conversion #68
Date of Issuance			Jan. 06, 2016		Jan. 06, 2016
Common Stock, shares issued			2,861,607		2,861,607
Common Stock, price per share | $ / shares			$ 0.0058		$ 0.0058
Debt Instrument, Converted Amount | $			$ 16,597		$ 16,597
Debt Conversion #69
Date of Issuance			Feb. 16, 2016		Feb. 16, 2016
Common Stock, shares issued			4,220,400		4,220,400
Common Stock, price per share | $ / shares			$ 0.00034		$ 0.00034
Debt Instrument, Converted Amount | $			$ 1,424		$ 1,424
Debt Conversion #70
Date of Issuance			Feb. 17, 2016		Feb. 17, 2016
Common Stock, shares issued			8,443,272		8,443,272
Common Stock, price per share | $ / shares			$ 0.00152		$ 0.00152
Debt Instrument, Converted Amount | $			$ 12,800		$ 12,800
Debt Conversion #71
Date of Issuance			Feb. 23, 2016		Feb. 23, 2016
Common Stock, shares issued			4,218,182		4,218,182
Common Stock, price per share | $ / shares			$ 0.0011		$ 0.0011
Debt Instrument, Converted Amount | $			$ 4,640		$ 4,640
Debt Conversion #72
Date of Issuance			Feb. 23, 2016		Feb. 23, 2016
Common Stock, shares issued			4,200,871		4,200,871
Common Stock, price per share | $ / shares			$ 0.00073		$ 0.00073
Debt Instrument, Converted Amount | $			$ 3,086		$ 3,086
Debt Conversion #73
Date of Issuance			Feb. 24, 2016		Feb. 24, 2016
Common Stock, shares issued			4,419,970		4,419,970
Common Stock, price per share | $ / shares			$ 0.00034		$ 0.00034
Debt Instrument, Converted Amount | $			$ 1,492		$ 1,492
Debt Conversion #74
Date of Issuance			Feb. 25, 2016		Feb. 25, 2016
Common Stock, shares issued			2,638,987		2,638,987
Common Stock, price per share | $ / shares			$ 0.00114		$ 0.00114
Debt Instrument, Converted Amount | $			$ 3,000		$ 3,000
Debt Conversion #75
Date of Issuance			Feb. 25, 2016		Feb. 25, 2016
Common Stock, shares issued			4,218,182		4,218,182
Common Stock, price per share | $ / shares			$ 0.0011		$ 0.0011
Debt Instrument, Converted Amount | $			$ 4,640		$ 4,640
Debt Conversion #76
Date of Issuance			Mar. 01, 2016		Mar. 01, 2016
Common Stock, shares issued			5,834,458		5,834,458
Common Stock, price per share | $ / shares			$ 0.00022		$ 0.00022
Debt Instrument, Converted Amount | $			$ 1,313		$ 1,313
Debt Conversion #77
Date of Issuance			Mar. 02, 2016		Mar. 02, 2016
Common Stock, shares issued			5,831,642		5,831,642
Common Stock, price per share | $ / shares			$ 0.00079		$ 0.00079
Debt Instrument, Converted Amount | $			$ 4,600		$ 4,600
Debt Conversion #78
Date of Issuance			Mar. 02, 2016		Mar. 02, 2016
Common Stock, shares issued			2,586,410		2,586,410
Common Stock, price per share | $ / shares			$ 0.00064		$ 0.00064
Debt Instrument, Converted Amount | $			$ 1,650		$ 1,650
Debt Conversion #79
Date of Issuance			Mar. 02, 2016		Mar. 02, 2016
Common Stock, shares issued			11,650,000		11,650,000
Common Stock, price per share | $ / shares			$ 0.0008		$ 0.0008
Debt Instrument, Converted Amount | $			$ 9,332		$ 9,332
Debt Conversion #80
Date of Issuance			Mar. 07, 2016		Mar. 07, 2016
Common Stock, shares issued			6,546,292		6,546,292
Common Stock, price per share | $ / shares			$ 0.00043		$ 0.00043
Debt Instrument, Converted Amount | $			$ 2,799		$ 2,799
Debt Conversion #81
Date of Issuance			Mar. 11, 2016		Mar. 11, 2016
Common Stock, shares issued			4,147,500		4,147,500
Common Stock, price per share | $ / shares			$ 0.00046		$ 0.00046
Debt Instrument, Converted Amount | $			$ 1,924		$ 1,924
Debt Conversion #82
Date of Issuance			Mar. 14, 2016		Mar. 14, 2016
Common Stock, shares issued			7,125,777		7,125,777
Common Stock, price per share | $ / shares			$ 0.00032		$ 0.00032
Debt Instrument, Converted Amount | $			$ 2,245		$ 2,245
Debt Conversion #83
Date of Issuance			Mar. 15, 2016		Mar. 15, 2016
Common Stock, shares issued			7,454,098		7,454,098
Common Stock, price per share | $ / shares			$ 0.00045		$ 0.00045
Debt Instrument, Converted Amount | $			$ 3,329		$ 3,329
Debt Conversion #84
Date of Issuance			Mar. 15, 2016		Mar. 15, 2016
Common Stock, shares issued			11,450,000		11,450,000
Common Stock, price per share | $ / shares			$ 0.00046		$ 0.00046
Debt Instrument, Converted Amount | $			$ 5,210		$ 5,210
Debt Conversion #85
Date of Issuance			Mar. 22, 2016		Mar. 22, 2016
Common Stock, shares issued			8,957,888		8,957,888
Common Stock, price per share | $ / shares			$ 0.00027		$ 0.00027
Debt Instrument, Converted Amount | $			$ 2,419		$ 2,419
Debt Conversion #86
Date of Issuance			Mar. 22, 2016		Mar. 22, 2016
Common Stock, shares issued			7,200,486		7,200,486
Common Stock, price per share | $ / shares			$ 0.00033		$ 0.00033
Debt Instrument, Converted Amount | $			$ 2,367		$ 2,367
Debt Conversion #87
Date of Issuance			Mar. 22, 2016		Mar. 22, 2016
Common Stock, shares issued			11,682,000		11,682,000
Common Stock, price per share | $ / shares			$ 0.00046		$ 0.00046
Debt Instrument, Converted Amount | $			$ 5,315		$ 5,315
Debt Conversion #88
Date of Issuance			Mar. 28, 2016		Mar. 28, 2016
Common Stock, shares issued			8,958,779		8,958,779
Common Stock, price per share | $ / shares			$ 0.00022		$ 0.00022
Debt Instrument, Converted Amount | $			$ 1,986		$ 1,986
Debt Conversion #89
Date of Issuance	Apr. 01, 2016		Apr. 01, 2016
Common Stock, shares issued	9,766,311		9,766,311
Common Stock, price per share | $ / shares			$ 0.000225
Debt Instrument, Converted Amount | $	$ 2,158		$ 2,197
Debt Conversion #90
Date of Issuance			Apr. 04, 2016
Common Stock, shares issued			17,250,000
Common Stock, price per share | $ / shares			$ 0.000281
Debt Instrument, Converted Amount | $			$ 4,847
Debt Conversion #91
Date of Issuance			Apr. 07, 2016
Common Stock, shares issued			9,722,222
Common Stock, price per share | $ / shares			$ 0.000180
Debt Instrument, Converted Amount | $			$ 1,750
Debt Conversion #92
Date of Issuance			Apr. 14, 2016
Common Stock, shares issued			19,250,000
Common Stock, price per share | $ / shares			$ 0.000216
Debt Instrument, Converted Amount | $			$ 4,158
Debt Conversion #93
Date of Issuance			Apr. 15, 2016
Common Stock, shares issued			9,766,222
Common Stock, price per share | $ / shares			$ 0.000135
Debt Instrument, Converted Amount | $			$ 1,318
Debt Conversion #94
Date of Issuance			Apr. 26, 2016
Common Stock, shares issued			12,629,776
Common Stock, price per share | $ / shares			$ 0.000135
Debt Instrument, Converted Amount | $			$ 1,705
Debt Conversion #95
Date of Issuance			May 04, 2016
Common Stock, shares issued			9,718,025
Common Stock, price per share | $ / shares			$ 0.000213
Debt Instrument, Converted Amount | $			$ 2,067
Debt Conversion #96
Date of Issuance			May 31, 2016
Common Stock, shares issued			4,600,055
Common Stock, price per share | $ / shares			$ 0.000180
Debt Instrument, Converted Amount | $			$ 828
Debt Conversion #97
Date of Issuance			Jun. 02, 2016
Common Stock, shares issued			30,000,000
Common Stock, price per share | $ / shares			$ 0.000304
Debt Instrument, Converted Amount | $			$ 9,120
Debt Conversion #98
Date of Issuance			Jun. 02, 2016
Common Stock, shares issued			29,340,333
Common Stock, price per share | $ / shares			$ 0.000150
Debt Instrument, Converted Amount | $			$ 4,401
Debt Conversion #99
Date of Issuance			Jun. 14, 2016
Common Stock, shares issued			29,235,900
Common Stock, price per share | $ / shares			$ 0.000200
Debt Instrument, Converted Amount | $			$ 5,847
Debt Conversion #100
Date of Issuance			Jun. 17, 2016
Common Stock, shares issued			28,456,150
Common Stock, price per share | $ / shares			$ 0.000200
Debt Instrument, Converted Amount | $			$ 5,691
Debt Conversion #101
Date of Issuance			Jun. 29, 2017
Common Stock, shares issued			21,270,355
Common Stock, price per share | $ / shares			$ 0.000309
Debt Instrument, Converted Amount | $			$ 6,580
Debt Conversion #102
Date of Issuance			Aug. 23, 2016
Common Stock, shares issued			22,129,741
Common Stock, price per share | $ / shares			$ 0.000116
Debt Instrument, Converted Amount | $			$ 2,567
Debt Conversion #103
Date of Issuance			Aug. 29, 2016
Common Stock, shares issued			22,156,120
Common Stock, price per share | $ / shares			$ 0.000116
Debt Instrument, Converted Amount | $			$ 2,570
Debt Conversion #104
Date of Issuance			Sep. 06, 2016
Common Stock, shares issued			21,952,672
Common Stock, price per share | $ / shares			$ 0.000116
Debt Instrument, Converted Amount | $			$ 2,547
Debt Conversion #105
Date of Issuance			Sep. 20, 2016
Common Stock, shares issued			25,267,355
Common Stock, price per share | $ / shares			$ 0.000097
Debt Instrument, Converted Amount | $			$ 2,443
Debt Conversion #106
Date of Issuance			Sep. 26, 2016
Common Stock, shares issued			25,393,447
Common Stock, price per share | $ / shares			$ 0.000116
Debt Instrument, Converted Amount | $			$ 2,946
Debt Conversion #107
Date of Issuance			Sep. 28, 2016
Common Stock, shares issued			25,403,448
Common Stock, price per share | $ / shares			$ 0.000116
Debt Instrument, Converted Amount | $			$ 2,947
Debt Conversion #108
Date of Issuance			Sep. 30, 2016
Common Stock, shares issued			51,066,724
Common Stock, price per share | $ / shares			$ 0.000077
Debt Instrument, Converted Amount | $			$ 3,949
Debt Conversion #109
Date of Issuance			Oct. 07, 2016
Common Stock, shares issued			58,291,551
Common Stock, price per share | $ / shares			$ 0.000058
Debt Instrument, Converted Amount | $			$ 3,381
Debt Conversion #110
Date of Issuance			Oct. 14, 2016
Common Stock, shares issued			58,275,689
Common Stock, price per share | $ / shares			$ 0.000058
Debt Instrument, Converted Amount | $			$ 3,380
Debt Conversion #111
Date of Issuance			Oct. 21, 2016
Common Stock, shares issued			58,355,689
Common Stock, price per share | $ / shares			$ 0.000058
Debt Instrument, Converted Amount | $			$ 3,385
Debt Conversion #112
Date of Issuance			Oct. 26, 2016
Common Stock, shares issued			58,316,551
Common Stock, price per share | $ / shares			$ 0.000058
Debt Instrument, Converted Amount | $			$ 3,382
Debt Conversion #113
Date of Issuance			Oct. 31, 2016
Common Stock, shares issued			86,837,068
Common Stock, price per share | $ / shares			$ 0.000058
Debt Instrument, Converted Amount | $			$ 5,037
Debt Conversion #114
Date of Issuance			Nov. 07, 2016
Common Stock, shares issued			86,472,931
Common Stock, price per share | $ / shares			$ 0.000058
Debt Instrument, Converted Amount | $			$ 5,015
Debt Conversion #115
Date of Issuance			Nov. 22, 2016
Common Stock, shares issued			95,060,172
Common Stock, price per share | $ / shares			$ 0.000058
Debt Instrument, Converted Amount | $			$ 5,513
Debt Conversion #116
Date of Issuance			Nov. 29, 2016
Common Stock, shares issued			95,092,931
Common Stock, price per share | $ / shares			$ 0.000058
Debt Instrument, Converted Amount | $			$ 5,515
Debt Conversion #117
Date of Issuance			Dec. 06, 2016
Common Stock, shares issued			69,959,310
Common Stock, price per share | $ / shares			$ 0.000058
Debt Instrument, Converted Amount | $			$ 4,058
Asset Assign Agmt
Date of Agreement			Jul. 18, 2015		Jul. 18, 2015
Common Stock, shares issued			827,670		827,670
Series A Preferred Stock, shares issued			6,000,000		6,000,000
Shares Issued, Value | $			$ 123,973		$ 123,973
Sale Agmt
Shares agreed to cancel			2,625,210		2,625,210
Shares returned to treasury			5,002,554		5,002,554
Date of Agreement			Jul. 19, 2013		Jul. 19, 2013
Warrant #1
Exercise Date			Oct. 29, 2013		Oct. 29, 2013
Warrants | $			$ 2,500		$ 2,500
Stock price on grant date | $ / shares			$ 30.00		$ 30.00
Exercise price | $ / shares			$ 50.00		$ 50.00
Expected life			1 year		1 year
Warrant #2
Exercise Date			Dec. 11, 2013		Dec. 11, 2013
Warrants | $			$ 2,500		$ 2,500
Stock price on grant date | $ / shares			$ 30.00		$ 2.00
Exercise price | $ / shares			$ 50.00		$ 50.00
Expected life			1 year		1 year
Warrant #3
Exercise Date			Jun. 09, 2015		Mar. 10, 2014
Warrants | $			$ 900,000		$ 833
Stock price on grant date | $ / shares					$ 2.00
Exercise price | $ / shares			$ 0.02		$ 50.00
Expected life			5 years		1 year
Warrant #4
Exercise Date			Dec. 15, 2016		Apr. 04, 2014
Warrants | $			$ 4,000,000		$ 833
Stock price on grant date | $ / shares					$ 19.90
Exercise price | $ / shares			$ 0.01		$ 50.00
Expected life			5 years		1 year
Sale of Stock #1
Issuance of common stock for cash, shares			100,381		100,381
Issuance of common stock for cash, amount | $			$ 5,405		$ 5,405
Date of Issuance			Apr. 22, 2015		Apr. 22, 2015
Sale of Stock #2
Issuance of common stock for cash, shares			1,542,455		1,542,455
Issuance of common stock for cash, amount | $			$ 10,797		$ 10,797
Date of Issuance			Jun. 25, 2015		Jun. 25, 2015
Sale of Stock #3
Issuance of common stock for cash, shares			1,619,423		1,619,423
Issuance of common stock for cash, amount | $			$ 11,336		$ 11,336
Date of Issuance			Jul. 07, 2015		Jul. 07, 2015
Sale of Stock #4
Issuance of common stock for cash, shares			1,439,282		1,439,282
Issuance of common stock for cash, amount | $			$ 10,075		$ 10,075
Date of Issuance			Jul. 15, 2015		Jul. 15, 2015
Sale of Stock #5
Issuance of common stock for cash, shares			1,648,840		1,648,840
Issuance of common stock for cash, amount | $			$ 11,542		$ 11,542
Date of Issuance			Oct. 27, 2015		Oct. 27, 2015